COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 02, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Contract term	124 months
Monthly base rent	$ 230,000
Operating lease costs	23,000	$ 395,000	$ 435,000	$ 788,000	$ 646,000	$ 1,670,000	$ 820,000
Estimated monthly property taxes	$ 21,000
Percentage of escalation of monthly base rent	3.00%
Percentage of escalation of fix operating expense costs	2.40%
Term of due of first payment	2 years
Number of Shares		40,000,000		40,000,000		40,000,000
Audited revenue				$ 250,000,000		$ 250,000
Audited operating income				$ 35,000,000		$ 35,000
Share-Based Payment Arrangement, Tranche One [Member]
Loss Contingencies [Line Items]
Earnout shares issuable		15,000,000		15,000,000		15,000,000
Share-Based Payment Arrangement, Tranche Two [Member]
Loss Contingencies [Line Items]
Earnout shares issuable		12,500,000		12,500,000		12,500,000
Volume weighted average price per share				$ 32.50		$ 32.50
Share-Based Payment Arrangement, Tranche Two [Member] | Holders Of Outstanding Shares Of Legacy Dragonfly Common Stock [Member]
Loss Contingencies [Line Items]
Volume weighted average price per share				$ 22.50
Share-Based Payment Arrangement, Tranche Three [Member]
Loss Contingencies [Line Items]
Earnout shares issuable		12,500,000		12,500,000		12,500,000
Share-Based Payment Arrangement, Tranche Three [Member] | Holders Of Outstanding Shares Of Legacy Dragonfly Common Stock [Member]
Loss Contingencies [Line Items]
Volume weighted average price per share				$ 32.50
Minimum [Member]
Loss Contingencies [Line Items]
Lease payments				$ 111,000		$ 60,000	47,000
Maximum [Member]
Loss Contingencies [Line Items]
Lease payments				$ 128,000		$ 74,000	$ 55,000